UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22759

SharesPost 100 Fund
(Exact name of Registrant as specified in charter)

1370 Willow Road
Menlo Park, CA 94025
(Address of principal executive offices) (Zip code)

National Corporate Research, Ltd.
c/o SharesPost 100 Fund
615 South DuPont Highway
City of Dover, County of Kent, Delaware 19901
 (Name and address of agent for service)

Copy to:
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
666 Third Avenue
New York, NY 10017

Registrant's telephone number, including area code: (800) 834-8707

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

FORM N-Q
Item 1. Schedule of Investments.

SharesPost 100 Fund
SCHEDULE OF INVESTMENTS
As of 03/31/2016 (Unaudited)

	Number of Shares	Fair Value

COMMON STOCK IN PUBLIC COMPANIES – 1.4%
CLEAN TECHNOLOGY – 1.4%
Sunrun, Inc.(a)	150,100	$972,648
TOTAL COMMON STOCK IN PUBLIC COMPANIES (Cost $2,052,450)		972,648

COMMON STOCK IN PRIVATE COMPANIES – 44.8%
ADVERTISING – 14.0%
Chartboost(a)	700,000	1,981,000
OpenX(a)	2,899,297	3,131,241
PubMatic(a)	200,000	1,368,000
Turn, Inc.(a)	456,250	2,938,250
		9,418,491

ANALYTICS/BIG DATA – 5.1%
Dataminr(a)	141,875	1,302,412
INRIX, Inc.(a)	70,750	2,164,950
		3,467,362

CLEAN TECHNOLOGY – 3.2%
Spruce Finance, Inc.	1,092,989	2,153,188

CONSUMER ELECTRONICS – 0.3%
Jawbone(a)	125,000	177,500

E-COMMERCE – 0.4%
One Kings Lane, Inc.(a)	75,083	304,837

ENTERPRISE SOFTWARE – 3.3%
Appirio(a)	169,792	1,107,044
Apptio, Inc.(a)	45,832	755,770
SugarCRM(a)	59,068	341,413
		2,204,227

FINANCE/PAYMENTS – 2.2%
Prosper Marketplace, Inc.(a)	224,130	1,492,706

GAMES – 3.1%
KABAM, Inc.(a)	1,190,000	2,106,300

HEALTHCARE/BIOTECH – 4.7%
Metabiota(a)	494,589	672,641
Practice Fusion(a)	734,000	939,520
ZocDoc(a)	56,000	1,579,200
		3,191,361

HOSTING/STORAGE – 2.3%
Hightail, Inc.(a)	136,028	208,123

SharesPost 100 Fund
SCHEDULE OF INVESTMENTS
As of 03/31/2016 (Unaudited)

	Number of Shares	Fair Value

COMMON STOCK IN PRIVATE COMPANIES – 44.8% (Continued)
HOSTING/STORAGE – 2.3% (Continued)
Tintri(a)	235,937	$1,328,325
		1,536,448

MUSIC – 3.2%
Spotify(a)	1,068	2,161,739

SECURITY – 2.4%
AlienVault(a)	237,500	1,610,250

SOFTWARE – 0.6%
AppDynamics(a)	25,000	308,500
DocuSign, Inc.(a)	4,000	70,080
Jumio, Inc.(a) (b)	110,000	0
		378,580

TOTAL COMMON STOCK IN PRIVATE COMPANIES (Cost $26,680,991)		30,202,989

PREFERRED STOCK IN PRIVATE COMPANIES – 28.6%
ADVERTISING – 1.7%
WideOrbit, Inc.(a)	400,000	1,144,000

CLEAN TECHNOLOGY – 5.5%
Sungevity(a)	37,182,077	3,718,208

CONSUMER ELECTRONICS – 1.1%
Jawbone(a)	102,938	719,537

CONSUMER WEB – 0.1%
Trusper(a)	7,961	100,012

FINANCE/PAYMENTS – 2.3%
Social Finance	34,000	1,092,760
Prosper Marketplace, Inc. Preferred Class A(a)	55,395	368,931
Prosper Marketplace, Inc. Preferred Class A1(a)	58,165	58,165
		1,519,856

GAMES – 4.8%
KABAM, Inc.(a)	1,046,017	1,851,450
RockYou, Inc.(a)	1,014,900	1,410,711
		3,262,161

HEALTHCARE/BIOTECH – 2.2%
ZocDoc(a)	35,000	987,000
Metabiota(a)	346,212	505,469

		1,492,469
SECURITY – 3.3%
Lookout, Inc.(a)	204,000	2,217,480

SharesPost 100 Fund
SCHEDULE OF INVESTMENTS
As of 03/31/2016 (Unaudited)

	Number of Shares or Principal Amount	Fair Value

PREFERRED STOCK IN PRIVATE COMPANIES – 28.6% (Continued)
SOFTWARE – 7.6%
DocuSign(a)	219,973	$5,151,768

TOTAL PREFERRED STOCK IN PRIVATE COMPANIES (Cost $17,446,167)		19,325,491

CONVERTIBLE NOTES OF PRIVATE COMPANIES – 3.0%
MUSIC – 3.0%
SoundHound, 8.00%, 07/01/2016	$2,000,000	2,000,000

TOTAL CONVERTIBLE NOTES OF PRIVATE COMPANIES (Cost $2,000,000)		2,000,000

SHORT-TERM INVESTMENTS – 21.5%
DEMAND DEPOSIT – 21.5%
UMB Money Market Fiduciary, 0.01% (c)	14,483,372	14,483,372

TOTAL SHORT-TERM INVESTMENTS (Cost $14,483,372)		14,483,372

TOTAL INVESTMENTS – 99.3% (Cost $62,662,980)		66,984,500
Other assets less liabilities – 0.7%		444,123

NET ASSETS –100.0%		$67,428,623

(a)	Non-income Producing
(b)	Issue is in bankruptcy.
(c)
Rate disclosed represents the seven day yield as of the Fund's period end. The UMB Money Market Fiduciary account is an interest-bearing money market deposit account maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts.

SHARESPOST 100 FUND

Notes to Schedule of Investments March 31, 2016 (Unaudited)

Organization - SharesPost 100 Fund (the “Fund”) was established as a limited liability company under the laws of the State of Delaware on August 20, 2012 and converted into a Delaware statutory trust on March 22, 2013. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company that operates as an “interval fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of beneficial interest of the Fund (the “Shares”) will be continuously offered under Rule 415 of the Securities Act of 1933, as amended (the “Securities Act”). As an interval fund, the Fund will make quarterly repurchase offers for 5% of the Fund’s outstanding Shares at net asset value (“NAV”), with no repurchase fee incurred. The Fund’s inception date was March 25, 2014. Prior to March 25, 2014, the Fund had been inactive except for matters relating to the Fund’s establishment, designation and planned registration of the Fund’s Shares under the Securities Act and the sale of 5,000 Shares (“Initial Shares”) for $100,000 to SP Investments Management, LLC (the “Investment Adviser”), which occurred on July 30, 2013.

The investment objective of the Fund is to provide investors capital appreciation, which it seeks to achieve by primarily investing in the equity securities of certain private, operating, late-stage, growth companies primarily comprising the SharesPost 100, a list of companies selected and maintained by the Investment Adviser. The Investment Adviser’s primary strategy will be to invest in portfolio companies (each, a “Portfolio Company”) and generally to hold such securities until a liquidity event with respect to such Portfolio Company occurs, such as an initial public offering, which generally includes a restrictive period of 180 days commonly known as a lock-up period, or a merger or acquisition transaction.

Investment Valuation - The Fund’s NAV is based in large part on the value of its securities which will be carried at fair value in accordance with the provision of FASB ASC Topic 820, Fair value Measurements and Disclosures. Where reliable market prices are available for those securities, the Investment Adviser will rely on those prices. However, because the securities in which the Fund invests are often illiquid, market prices may not be readily available or, where available, may be unreliable. At any point in time, there may be few recent purchase or sale transactions or offers on which to base the value of a given private share. In addition, the prices reflected in recent transactions or offers may be extremely sensitive to changes in supply or demand, including changes fueled by investor perceptions or other conditions.

When reliable market values are not available, the Fund’s investments will be valued by the Investment Adviser pursuant to fair valuation procedures and methodologies adopted by the Board of Trustees. While the Fund and the Investment Adviser will use good faith efforts to determine the fair value of the Fund’s securities, fair value will be dependent on the judgment of the Investment Adviser. The Investment Adviser may also rely to some extent on information provided by the Portfolio Companies.

From time to time, the Fund may determine that it should modify its estimates or assumptions, as new information becomes available. As a consequence, the value of the securities and therefore the Fund’s NAV may vary. This may adversely affect Shareholders. Other than in connection with a liquidity event of a Portfolio Company, the Fund will generally sell Portfolio Company securities only in order (and only to the extent necessary) to fund quarterly repurchases of Fund Shares. However, because of the uncertainty and judgment involved in the fair valuation of the private shares, which do not have a readily available market, the estimated fair value of such shares may be different from values that would have been used had a readily available market existed for such shares. In addition, in the event that the Fund desires to sell Portfolio Company shares, the Fund may also not be able to sell these securities at the prices at which they are carried on the Fund’s books, or may have to delay their sale in order to do so. This may adversely affect the Fund’s NAV.

SHARESPOST 100 FUND

The Board of Trustees has delegated the day-to-day responsibility for determining these fair values to the Investment Adviser, but the Board of Trustees has the ultimate responsibility for determining the fair value of the portfolio of the Fund. The Investment Adviser has developed the Fund’s fair valuation procedures and methodologies, which have been approved by the Board of Trustees, and will make fair valuation determinations and act in accordance with those procedures and methodologies, and in accordance with the 1940 Act. Fair valuation determinations are to be reviewed and, as necessary, ratified or revised quarterly by the Board of Trustees (or more frequently if necessary), including in connection with any quarterly repurchase offer.

Accounting policies generally accepted in the United States of America (“GAAP”) defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•
Level 1 — quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.) Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

For the period ended March 31, 2016, there were no transfers in and out of Level 1, Level 2 and Level 3. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments which are marketable and to the extent the inputs are observable and timely, are categorized in Level 2 of the fair value hierarchy.

SHARESPOST 100 FUND

The Fund’s portfolio holdings are primarily in Level 3 investments. As they are not publicly traded, and many are subject to restrictions on resale, the investments are less liquid than publicly traded securities, resulting in increased liquidity risk to the Fund.

The Fund’s portfolio investments will generally not be in publicly traded securities. Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Investment Adviser under consistently applied policies and procedures approved by the Board of Trustees in accordance with GAAP. In connection with that determination, members of the Investment Adviser’s portfolio management team will prepare Portfolio Company valuations using the most recent Portfolio Company financial statements and forecasts when and if available. The types of factors that the Investment Adviser will take into account in determining fair value, subject to review and ratification where required by the Board of Trustees with respect to such non-traded investments will include, as relevant and, to the extent available, the Portfolio Company’s earnings, the markets in which the Portfolio Company does business, comparison to valuations of publicly traded companies in the Portfolio Company’s industry, comparisons to recent sales of comparable companies, the discounted value of the cash flows of the Portfolio Company and other relevant factors. This information may not be available because it is difficult to obtain financial and other information with respect to private companies. Because such valuations are inherently uncertain and may be based on estimates, the determinations of fair value may differ materially from the values that would be assessed if a readily available market for these securities existed. Based on these factors, the investments in private companies will generally be presented as a Level 3 investment. Changes in accounting standards, such as the currently pending changes in revenue recognition policies, may not be adopted consistently by issuers or at the same time, and as a result varied implementation may make it more difficult for the Fund to properly evaluate or compare financial information provided by Portfolio Companies of the Fund or to determine the validity of data of publicly traded company comparables for purposes of valuing the Fund’s portfolio holdings.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820.  ASU 2015-07 became effective for interim and annual reporting periods beginning after December 15, 2015, and as such, the period ended March 31, 2016 is the first period for which the Fund is subject to the update.  Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy.  For the period ended March 31, 2016, the Fund had no investments in Portfolio Funds, and as such, the adoption of the ASU had no impact on the Fund’s net assets or results of operations, and there were no investments excluded from the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to determine fair value of the Fund’s investments as of March 31, 2016:

Investment in Securities	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Common stock in public companies*	$972,648	$-	$-	$972,648
Common stock in private companies*			30,202,989	30,202,989
Preferred stock in private companies*		-	19,325,491	19,325,491
Convertible notes of private companies	-	-	2,000,000	2,000,000
Short Term Investments	14,483,372	-	-	14,483,372
Total	$15,456,020	$-	$51,528,480	$66,984,500

*	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

The following is a rollforward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance January 1, 2016	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases	(Sales)	Net realized gain	Change in net unrealized gain	Ending balance March 31, 2016
SharesPost 100 Fund
Common stock in private companies	$27,012,005	$-	$-	$2,989,190	$-	$-	$201,794	$30,202,989
Preferred stock in private companies	19,453,214	-	-	305,897	(284,305)	22,305	(171,620)	19,325,491
Convertible notes of private companies	2,000,000	-	-	-	-	-	-	2,000,000
	$48,465,219	$-	$-	$3,295,087	$(284,305)	$22,305	$30,174	$51,528,480

SHARESPOST 100 FUND

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of March 31, 2016:

Type of Level 3 Investment	Fair Value as of March 31, 2016	Valuation Technique	Unobservable Inputs	Range (Avg)
Common stock in private companies	$30,202,989	Market approach	Precedent Transactions	N/A

		Income approach	Revenue Multiples	0.98 - 7.87 (3.86)
			Stage Discout Rates	20% - 60% (24.13%)
			Execution Discount Rates	10% - 100% (44.57%)
			Discounts For Lack of	17% - 20% (17.61%)
Marketability

Preferred stock in private companies	19,325,491	Market approach	Precedent Transactions	N/A

		Income approach	Revenue Multiples	1.02 - 7.87 (3.93)
			Stage Discout Rates	20% - 30% (21.67%)
			Execution Discount Rates	10% - 70% (39.58%)
			Discounts For Lack of	17% - 19% (17.50%)
Marketability

Convertible notes of private companies	2,000,000	Market approach	Precedent Transactions	N/A

		Income approach	Revenue Multiples	3.40 – 3.40 (3.40)
			Stage Discout Rates	20% - 20% (20.00%)
			Execution Discount Rates	40% - 40% (40.00%)
			Discounts For Lack of	15% - 15% (15.00%)
Marketability

To the extent the revenue multiples increase, there is a corresponding increase in fair value; while as discount rates increase, there is a decrease in fair value.

Federal Income Tax Information
At March 31, 2016, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

Cost of investments	$62,662,980

Gross unrealized appreciation	$8,290,963
Gross unrealized depreciation	(3,969,443)

Net unrealized appreciation on investments	$4,321,520

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SharesPost 100 Fund

By:	/s/ Sven Weber
Sven Weber
President

Date:	5/18/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Sven Weber
Sven Weber
President
(Principal Executive Officer)

Date:	5/18/16

By:	/s/ Ryan Stroub
Ryan Stroub
Principal Financial Officer

Date:	5/18/16

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)